Property, Plant, and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment	Depreciation is recognized using the straight-line method in amounts considered to be sufficient to allocate the cost of the assets to operations over the estimated useful lives or lease terms, as follows:

Asset Category	Estimated Useful Life
Buildings	25 years
Plant and Machinery	3-10 years
Computer and office equipment	3-5 years
Furniture and Fixtures	5 years
Capitalized software	3-5 years
Leasehold improvements	**
** Leasehold improvements are depreciated using the straight-line method over the shorter of the estimated useful life of the asset or the term of the underlying lease.
Property, plant and equipment, net consist of the following:

	December 31,
	2024	2023
Buildings	$338	$1,691
Plant and machinery	2,213	2,246
Leasehold improvements	285	132
Computer and office equipment	16,896	15,532
Furniture and fixtures	1,696	1,805
Internal use software	11,311	1,719
Construction and software development in progress	2,853	3,866
	35,592	26,991
Less: Accumulated depreciation	(20,997)	(19,954)
Property, plant and equipment, net	$14,595	$7,037

Schedule of Depreciation Expense
During the years ended December 31, 2024, 2023, and 2022, the Company recorded depreciation expense in the Company’s consolidated statements of operations as follows -

	December 31,
	2024	2023	2022
Depreciation expense included in:
Cost of revenue	$943	$160	$188
General and administrative	153	147	701
Research and development	198	199	—
Sales and marketing	238	244	—
Depreciation expense included within continuing operations	$1,532	$750	$889